Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129674 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000129674 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000129674 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129674 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129674 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129674 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129674 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129674 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129674 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129674 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129674 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000129674 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000129674 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129674 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129674 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129675 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000129675 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000129675 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129675 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129675 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129675 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129675 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129675 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129675 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129675 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129675 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000129675 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000129675 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129675 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129675 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169048 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169048 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169048 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169048 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169048 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169048 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169048 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169048 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169048 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169048 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169048 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000169048 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000169048 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169048 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169048 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%